CONSOLIDATED FINANCIAL STATEMENTS DETAILS	12 Months Ended
Dec. 31, 2024
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
CONSOLIDATED FINANCIAL STATEMENTS DETAILS

4. CONSOLIDATED FINANCIAL STATEMENTS DETAILS

Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2023 and 2024 consisted of the following:

	2023	2024
Cash	75.2	648.1
Cash equivalents:
Bank deposits	—	1,301.0
Money market funds	40.0	500.4
Other cash equivalents	0.9	0.1
Total cash and cash equivalents	116.1	2,449.6

Current expected credit losses for cash and cash equivalents were immaterial for the years ended December 31, 2023 and 2024. All of the Group’s cash is held at financial institutions that management believes to be of high credit quality.

Allowance for current expected credit losses on trade receivables

Movements in the allowance for current expected credit losses on trade receivables for the years ended December 31, 2023 and 2024 were as follows:

	2023	2024
Balance at beginning of period	0.4	0.4
Current period provision for expected credit losses	0.7	1.0
Write-off	(0.7)	(1.3)
Balance at the end of the period	0.4	0.1

Other Current Assets

Other current assets as of December 31, 2023 and 2024 consisted of the following:

	2023	2024
Security and guarantee deposits for next 12 months	7.2	6.4
Prepaid income tax	3.1	3.1
Deferred expenses	—	2.7
Prepaid other taxes	0.4	1.8
Funds receivable	1.3	1.6
Restricted cash	2.3	0.6
Loans granted to employees	0.7	—
Other	1.7	1.8
Total other current assets	16.7	18.0

Other Non-current Assets

Other non-current assets as of December 31, 2023 and 2024 consisted of the following:

	2023	2024
Prepaid expenses	0.8	5.1
Security and guarantee deposits over next 12 months	—	4.1
Deferred consideration receivable	3.8	3.8
Other	1.0	0.4
Restricted cash	1.1	0.1
Investments in debt securities	4.9	—
Total other non-current assets	11.6	13.5

Accounts Payable, Accrued and Other Liabilities

Accounts payable, accrued and other liabilities as of December 31, 2023 and 2024 comprised the following:

	2023	2024
Tax liabilities accrued (Note 12)	—	181.9
Trade accounts payable and accrued liabilities	25.0	21.4
Salary and other compensation expenses payable/accrued to employees	15.7	13.7
Operating lease liabilities, current (Note 8)	9.7	13.3
Unused vacation reserve accrued	4.3	5.2
Other liabilities	1.8	—
Accounts payable, accrued and other liabilities	56.5	235.5

Deferred Revenue

The Group recognizes deferred revenue when cash is received and before performance obligations are fulfilled, including amounts that may be refundable. Deferred revenue balances primarily relate to activities of TripleTen business.

As of December 31, 2023, total deferred revenue was $6.9, nearly all of which was recognized as revenue during the year ended December 31, 2024. As of December 31, 2024, total deferred revenue increased to $16.5, driven by the overall growth in the Group’s operations.

Interest income

The Group recognized interest income for the years ended December 31, 2022, 2023 and 2024 in the amounts of $1.0, $3.3 and $63.6, respectively. Interest income is earned from the Group’s cash and cash equivalents, represented by current accounts and other high liquid financial instruments such as bank deposits with maturities of less than three months, overnight deposits and money market funds.

The accrued interest receivable in the amount of $21.6 as of December 31, 2024 is excluded from the amortized cost basis of financing receivables. The Group did not write-off any accrued interest receivable during the years ended December 31, 2023 and 2024.

Other Income/(Loss), Net

Other income/(loss), net includes foreign exchange losses in the amounts of $2.8 and $17.5 for the years ended December 31, 2023 and 2024, respectively, and a foreign exchange gain of $1.4 for the year ended December 31, 2022.

Income and non-income taxes payable

The income and non-income taxes payable line in the consolidated balance sheets includes income taxes payable in the amount of $2.8 and $0.8 as of December 31, 2023 and 2024, respectively.

Reallocations of Accumulated Other Comprehensive Loss

For the year ended December 31, 2024, the Group reclassified other comprehensive loss in the amount of $2,428.6 from equity to earnings upon deconsolidation of the Divested Businesses (Note 3). Such other comprehensive loss consisted solely of currency translation adjustment directly attributable to the Divested Businesses.

The Group adjusted the carrying amount of accumulated other comprehensive loss by $102.5 for the year ended December 31, 2023, reflecting the acquisition of Uber's remaining interest in MLU B.V. (Note 3). There were no reallocations in the year ended December 31, 2022.